Income Taxes - Summary of Unrecognized Deferred Tax Assets on Tax Credit Carryforward (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	¥ 46,306	¥ 34,800
Within 5 years [Member]
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	8,654	5,097
Between 5 and 10 years [Member]
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	9,865	2,340
Later than 10 years [Member]
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	¥ 27,787	¥ 27,363